UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
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Address:   Two Greenwich Plaza
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           Greenwich, Connecticut 06830
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Form 13F File Number:  028-11152
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
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Title:     Managing Director, Portfolio Manager
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Phone:     (203) 618-1400
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Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          11/14/08
       -------------------------    ---------------------------     ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        26
                                               -------------

Form 13F Information Table Value Total:        $5,226,019
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                           FORM 13F INFORMATION TABLE



        COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
                                                          VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
AMERICA MOVIL SAB DE CV       SPON ADR L SHS  02364W105   835,142 18,014,280 SH       SOLE                18,014,280
BUNGE LIMITED                 COM             G16962105     3,713      5,500 SH  PUT  SOLE                     5,500
CROWN CASTLE INTL CORP        COM             228227104   214,372  7,399,788 SH       SOLE                 7,399,788
DELTEK INC                    COM             24784L105    13,414  2,206,293 SH       SOLE                 2,206,293
DICKS SPORTING GOODS INC      COM             253393102    57,513  2,937,309 SH       SOLE                 2,937,309
DOLBY LABORATORIES INC        COM             25659T107   155,751  4,425,984 SH       SOLE                 4,425,984
EAGLE MATERIALS INC           COM             26969P108    63,323  2,830,727 SH       SOLE                 2,830,727
FASTENAL CO                   COM             311900104   226,886  4,593,772 SH       SOLE                 4,593,772
FIRST HORIZON NATL CORP       COM             320517105     2,028    216,662 SH       SOLE                   216,662
HANSEN NAT CORP               COM             411310105   130,205  4,304,311 SH       SOLE                 4,304,311
LORILLARD INC                 COM             544147101   243,967  3,428,911 SH       SOLE                 3,428,911
MASTERCARD INC                CL A            57636Q104   174,427    983,627 SH       SOLE                   983,627
MSC INDUSTRIAL DIRECT INC     CL A            553530106   226,808  4,923,117 SH       SOLE                 4,923,117
NATIONAL CITY CORP            COM             635405103    16,351  9,343,557 SH       SOLE                 9,343,557
PRECISION CASTPARTS CORP      COM             740189105   197,681  2,509,284 SH       SOLE                 2,509,284
PRICELINE COM INC             COM NEW         741503403   246,626  3,604,068 SH       SOLE                 3,604,068
QUALCOMM INC                  COM             747525103   774,079 18,014,416 SH       SOLE                18,014,416
SAIC INC                      COM             78390X101   123,693  6,114,357 SH       SOLE                 6,114,357
SANDRIDGE ENERGY INC          COM             80007P307   269,964 13,773,667 SH       SOLE                13,773,667
SEARS HLDGS CORP              COM             812350106     2,440      2,000 SH  PUT  SOLE                     2,000
SEARS HLDGS CORP              COM             812350106     3,311     12,734 SH  PUT  SOLE                    12,734
SEARS HLDGS CORP              COM             812350106    39,970     13,368 SH  PUT  SOLE                    13,368
TERADATA CORP DEL             COM             88076W103   168,324  8,631,994 SH       SOLE                 8,631,994
VISA INC                      COM CL A        92826C839   285,584  4,651,970 SH       SOLE                 4,651,970
WEATHERFORD INTERNATIONAL LT  COM             G95089101   194,946  7,754,431 SH       SOLE                 7,754,431
XTO ENERGY INC                COM             98385X106   555,499 11,941,076 SH       SOLE                11,941,076
